ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilties (Details) - CNY (¥)	Dec. 31, 2021	Jun. 30, 2021
Liabilities:
Warrant liability	¥ 6,640,000	¥ 29,520,000
Level 3
Liabilities:
Warrant liability	¥ 6,640,000	¥ 29,520,000